Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Assets
Corporate bonds		$ 0	$ 6,621,000
Liabilities
Warrant liabilities		2,166,874,000	11,835,000
Contingent earnout liabilities		11,000	1,456,000
2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities		1,102,000	23,000
RDO Warrants [Member]
Liabilities
Warrant liabilities		90,469,000	10,891,000
2024 Private Warrants [Member]
Liabilities
Warrant liabilities		2,007,000
BEPO Warrants [Member]
Liabilities
Warrant liabilities		377,750,000
BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities		18,477,000
July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities		864,995,000
August Inducement Warrants [Member]
Liabilities
Warrant liabilities		796,239,000
Fair Value, Recurring [Member]
Assets
Money market funds	[1]	215,000	3,422,000
Corporate bonds	[2]	6,621,000	6,621,000
Total financial assets		215,000	10,043,000
Liabilities
Contingent earnout liabilities		11,000	1,456,000
Total financial liabilities		2,177,000	13,291,000
Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[3]	1,000	23,000
Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[3]	90,000	10,891,000
Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]	16,000	536,000
Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]	378,000
Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[3]	18,000
Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]	2,000
Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]	865,000
Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[3]	796,000
Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[3]		258,000
Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[3]		127,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds	[1]	215,000	3,422,000
Corporate bonds	[2]
Total financial assets		215,000	3,422,000
Liabilities
Contingent earnout liabilities
Total financial liabilities			258,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[3]		258,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds	[1]
Corporate bonds	[2]	6,621,000	6,621,000
Total financial assets			6,621,000
Liabilities
Contingent earnout liabilities
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds	[1]
Corporate bonds	[2]
Total financial assets
Liabilities
Contingent earnout liabilities		11,000	1,456,000
Total financial liabilities		2,177,000	13,033,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[3]	1,000	23,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[3]	90,000	10,891,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]	16,000	536,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]	378,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[3]	18,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[3]	2,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[3]	865,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[3]	$ 796,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[3]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[3]		$ 127,000

[1]	Included in cash and cash equivalents on the consolidated balance sheets.
[2]	Included in short-term investments on the consolidated balance sheets.
[3]	Included in warrant liabilities on the consolidated balance sheets.